ACQUISITIONS - Acquisition of Ownership Interest in PNGTS (Details) - Portland Natural Gas Transmission System - USD ($) $ in Millions			3 Months Ended
		Jan. 01, 2016	Mar. 31, 2016	Jan. 31, 2016
Acquisition
Interest acquired (as a percent)				49.90%
Net purchase price	[1]		$ 193
TransCanada | Transaction between entities under common control
Acquisition
Total purchase price		$ 228
Net purchase price		193
Less: TransCanada's carrying value of non-controlling interest		120
Excess purchase price		73
Purchase price adjustments		5
Assumption of proportional debt		35
Additional contingent payment, minimum		5
Additional contingent payment, maximum		$ 50
Period following closing date during which additional payments may be required		15 years

[1]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).